SIGNIFICANT ACCOUNTING POLICIES - Revenue Generated from Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Line Items]
Revenues	¥ 6,433,363	¥ 5,812,255	¥ 3,645,335
Credit Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	96.60%	98.60%
Credit Concentration Risk | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage	96.60%	98.60%
Sales Revenue Net | Credit Concentration Risk
Concentration Risk [Line Items]
Revenues	¥ 4,447,957	¥ 4,271,135	¥ 2,798,824
Concentration risk, percentage	69.10%	73.50%	76.80%
Sales Revenue Net | Credit Concentration Risk | Customer D
Concentration Risk [Line Items]
Revenues	¥ 4,447,957	¥ 4,271,135	¥ 2,798,824
Concentration risk, percentage	69.10%	73.50%	76.80%